American Electric Power
1 Riverside Plaza
Columbus, OH 43215-2373

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	File No. 0-346
AEP Texas Central Company
(formerly Central Power and Light Company)
Annual Report on Form 10-K

Dear Sirs:

On behalf of AEP Texas Central Company (the "Company"), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2006.

The financial statements in the 2006 Annual Report, incorporated herein by reference, do not reflect any change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company's 2005 Annual Report, except as indicated below:

A.	SFAS 158 “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (SFAS 158)

We implemented SFAS 158 effective December 31, 2006. SFAS 158 requires employers to fully recognize the obligations associated with defined benefit pension plans and other postretirement employee benefit plans, which include retiree healthcare, in their balance sheets. We reported the effect of implementation of SFAS 158 as a SFAS 71 regulatory asset.

For more detailed information regarding the above-mentioned accounting changes, please refer to Notes 2 and 9 in the Notes to Financial Statements of Registrant Subsidiaries within the 2006 Annual Report included in Item 8, “Financial Statements and Supplementary Data,” of the Form 10-K.

Very truly yours,

/s/ Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648